Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
The following table presents the amortized cost, fair value and associated unrealized gains and losses of AFS and HTM investment securities as of the dates indicated:

	December 31, 2018				December 31, 2017
	Amortized Cost	Gross Unrealized		Fair Value	Amortized Cost	Gross Unrealized		Fair Value
(In millions)		Gains	Losses			Gains	Losses
Available-for-sale:
U.S. Treasury and federal agencies:
Direct obligations	$1,035	$4	$—	$1,039	$222	$2	$1	$223
Mortgage-backed securities	16,112	37	181	15,968	10,975	26	129	10,872
Total U.S. Treasury and federal agencies	17,147	41	181	17,007	11,197	28	130	11,095
Asset-backed securities:
Student loans(1)	538	4	1	541	3,325	37	4	3,358
Credit cards	609	—	26	583	1,565	2	25	1,542
Collateralized loan obligations	594	1	2	593	1,440	7	—	1,447
Total asset-backed securities	1,741	5	29	1,717	6,330	46	29	6,347
Non-U.S. debt securities:
Mortgage-backed securities	1,687	—	5	1,682	6,664	36	5	6,695
Asset-backed securities	1,580	—	6	1,574	2,942	5	—	2,947
Government securities	12,816	22	45	12,793	10,754	16	49	10,721
Other(2)	6,600	18	16	6,602	6,076	38	6	6,108
Total non-U.S. debt securities	22,683	40	72	22,651	26,436	95	60	26,471
State and political subdivisions(3)	1,905	20	7	1,918	8,929	245	23	9,151
Collateralized mortgage obligations	200	—	3	197	1,060	3	9	1,054
Other U.S. debt securities	1,683	1	26	1,658	2,563	12	15	2,560
U.S. equity securities(4)	—	—	—	—	40	8	2	46
U.S. money-market mutual funds(4)	—	—	—	—	397	—	—	397
Total	$45,359	$107	$318	$45,148	$56,952	$437	$268	$57,121
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$14,794	$—	$199	$14,595	$17,028	$—	$143	$16,885
Mortgage-backed securities	21,647	24	518	21,153	16,651	22	225	16,448
Total U.S. Treasury and federal agencies	36,441	24	717	35,748	33,679	22	368	33,333
Asset-backed securities:
Student loans(1)	3,191	35	10	3,216	3,047	32	9	3,070
Credit cards	193	—	—	193	798	2	—	800
Other	1	—	—	1	1	—	—	1
Total asset-backed securities	3,385	35	10	3,410	3,846	34	9	3,871
Non-U.S. debt securities:
Mortgage-backed securities	638	77	9	706	939	82	6	1,015
Asset-backed securities	223	—	—	223	263	1	—	264
Government securities	358	1	—	359	474	2	—	476
Other	46	—	—	46	48	—	—	48
Total non-U.S. debt securities	1,265	78	9	1,334	1,724	85	6	1,803
Collateralized mortgage obligations	823	38	2	859	1,209	45	6	1,248
Total	$41,914	$175	$738	$41,351	$40,458	$186	$389	$40,255

(1) Primarily comprised of securities guaranteed by the federal government with respect to at least 97% of defaulted principal and accrued interest on the underlying loans.
(2) As of December 31, 2018 and December 31, 2017, the fair value of other non-U.S. debt securities included $1,295 million and $3,537 million, respectively, of covered bonds and $1,331 million and $1,885 million, respectively, of corporate bonds.
(3) As of December 31, 2018 and December 31, 2017, the fair value of state and political subdivisions includes securities in trusts of $1,052 million and $1,247 million, respectively. Additional information about these trusts is provided in Note 14.
(4) As described in Note 1 to the consolidated financial statements in this Form 10-K, upon adoption of ASU 2016-01 in 2018, we reclassified money-market funds and equity securities classified as AFS to held at fair value through profit and loss in other assets.

Schedule of Gross Pre-tax Unrealized Losses on Investment Securities
The following tables present the aggregate fair values of AFS and HTM investment securities that have been in a continuous unrealized loss position for less than 12 months, and those that have been in a continuous unrealized loss position for 12 months or longer, as of the dates indicated:

	Less than 12 months		12 months or longer		Total
December 31, 2018	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
(In millions)
Available-for-sale:
U.S. Treasury and federal agencies:
Mortgage-backed securities	$5,058	$21	$5,089	$160	$10,147	$181
Total U.S. Treasury and federal agencies	5,058	21	5,089	160	10,147	181
Asset-backed securities:
Student loans	106	—	218	1	324	1
Credit cards	90	—	493	26	583	26
Collateralized loan obligations	548	2	—	—	548	2
Total asset-backed securities	744	2	711	27	1,455	29
Non-U.S. debt securities:
Mortgage-backed securities	1,407	4	118	1	1,525	5
Asset-backed securities	1,479	6	—	—	1,479	6
Government securities	5,478	45	—	—	5,478	45
Other	2,167	12	226	4	2,393	16
Total non-U.S. debt securities	10,531	67	344	5	10,875	72
State and political subdivisions	365	3	244	4	609	7
Collateralized mortgage obligations	181	3	14	—	195	3
Other U.S. debt securities	861	14	484	12	1,345	26
Total	$17,740	$110	$6,886	$208	$24,626	$318
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$2,192	$45	$12,403	$154	$14,595	$199
Mortgage-backed securities	6,502	103	10,648	415	17,150	518
Total U.S. Treasury and federal agencies	8,694	148	23,051	569	31,745	717
Asset-backed securities:
Student loans	481	4	536	6	1,017	10
Total asset-backed securities	481	4	536	6	1,017	10
Non-U.S. debt securities:
Mortgage-backed securities	184	2	119	7	303	9
Total non-U.S. debt securities	184	2	119	7	303	9
Collateralized mortgage obligations	102	1	51	1	153	2
Total	$9,461	$155	$23,757	$583	$33,218	$738

	Less than 12 months		12 months or longer		Total
December 31, 2017	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
(In millions)
Available-for-sale:
U.S. Treasury and federal agencies:
Direct obligations	$—	$—	$67	$1	$67	$1
Mortgage-backed securities	5,161	31	3,341	98	8,502	129
Total U.S. Treasury and federal agencies	5,161	31	3,408	99	8,569	130
Asset-backed securities:
Student loans	—	—	769	4	769	4
Credit cards	1,289	25	—	—	1,289	25
Total asset-backed securities	1,289	25	769	4	2,058	29
Non-U.S. debt securities:
Mortgage-backed securities	1,059	4	469	1	1,528	5
Government securities	7,629	48	68	1	7,697	49
Other	816	4	289	2	1,105	6
Total non-U.S. debt securities	9,504	56	826	4	10,330	60
State and political subdivisions	734	6	901	17	1,635	23
Collateralized mortgage obligations	399	5	136	4	535	9
Other U.S. debt securities	1,007	8	345	7	1,352	15
U.S. equity securities	—	—	6	2	6	2
Total	$18,094	$131	$6,391	$137	$24,485	$268
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$14,439	$109	$2,447	$34	$16,886	$143
Mortgage-backed securities	6,785	38	5,988	187	12,773	225
Total U.S. Treasury and federal agencies	21,224	147	8,435	221	29,659	368
Asset-backed securities:
Student loans	440	3	423	6	863	9
Total asset-backed securities	440	3	423	6	863	9
Non-U.S. debt securities:
Mortgage-backed securities	—	—	239	6	239	6
Total non-U.S. debt securities	—	—	239	6	239	6
Collateralized mortgage obligations	—	—	276	6	276	6
Total	$21,664	$150	$9,373	$239	$31,037	$389

Investments Classified by Contractual Maturity Date
The following table presents contractual maturities of debt investment securities by carrying amount as of December 31, 2018. The maturities of certain ABS, MBS, and CMOs are based on expected principal payments. Actual maturities may differ from these expected maturities since certain borrowers have the right to prepay obligations with or without prepayment penalties.

December 31, 2018	Under 1 Year	1 to 5 Years	6 to 10 Years	Over 10 Years	Total
(In millions)
Available-for-sale:
U.S. Treasury and federal agencies:
Direct obligations	$224	$815	$—	$—	$1,039
Mortgage-backed securities	101	802	1,884	13,181	15,968
Total U.S. Treasury and federal agencies	325	1,617	1,884	13,181	17,007
Asset-backed securities:
Student loans	57	164	250	70	541
Credit cards	199	294	90	—	583
Collateralized loan obligations	—	402	171	20	593
Total asset-backed securities	256	860	511	90	1,717
Non-U.S. debt securities:
Mortgage-backed securities	139	769	176	598	1,682
Asset-backed securities	136	698	581	159	1,574
Government securities	3,439	6,409	2,945	—	12,793
Other	1,071	4,575	937	19	6,602
Total non-U.S. debt securities	4,785	12,451	4,639	776	22,651
State and political subdivisions	235	776	446	461	1,918
Collateralized mortgage obligations	2	—	—	195	197
Other U.S. debt securities	141	1,219	298	—	1,658
Total	$5,744	$16,923	$7,778	$14,703	$45,148
Held-to-maturity:
U.S. Treasury and federal agencies:
Direct obligations	$4,002	$10,737	$12	$43	$14,794
Mortgage-backed securities	33	127	1,697	19,790	21,647
Total U.S. Treasury and federal agencies	4,035	10,864	1,709	19,833	36,441
Asset-backed securities:
Student loans	7	291	267	2,626	3,191
Credit cards	58	135	—	—	193
Other	—	—	—	1	1
Total asset-backed securities	65	426	267	2,627	3,385
Non-U.S. debt securities:
Mortgage-backed securities	160	42	7	429	638
Asset-backed securities	96	127	—	—	223
Government securities	243	115	—	—	358
Other	46	—	—	—	46
Total non-U.S. debt securities	545	284	7	429	1,265
Collateralized mortgage obligations	1	318	15	489	823
Total	$4,646	$11,892	$1,998	$23,378	$41,914

Schedule of Credit-Related Loss Activity Recognized in Earnings
The following tables present gross realized gains and losses from sales of AFS investment securities, and the components of net impairment losses included in net gains and losses related to investment securities for the periods indicated.

	Years Ended December 31,
(In millions)	2018	2017	2016
Gross realized gains from sales of AFS investment securities	$205	$74	$15
Gross realized losses from sales of AFS investment securities	(196)	(113)	(5)
Net impairment losses:
Gross losses from OTTI	(3)	—	(2)
Losses reclassified (from) to other comprehensive income	—	—	(1)
Net impairment losses(1)	(3)	—	(3)
Gains (losses) related to investment securities, net	$6	$(39)	$7
(1) Net impairment losses, recognized in our consolidated statement of income, were composed of the following:
Impairment associated with expected credit losses	$—	$—	$(1)
Impairment associated with adverse changes in timing of expected future cash flows	(3)	—	(2)
Net impairment losses	$(3)	$—	$(3)
The following table presents a roll-forward with respect to net impairment losses that have been recognized in income for the periods indicated.

	Years Ended December 31,
(In millions)	2018	2017	2016
Balance, beginning of period	$77	$79	$105
Additions(1):
OTTI recognized	3	—	2
Deductions(2):
Realized losses on securities sold or matured	(2)	(2)	(28)
Balance, end of period	$78	$77	$79

(1) Additions represent securities with a first time credit impairment realized or when a subsequent credit impairment has occurred.
(2) Deductions represent impairments on securities that have been sold or matured, are required to be sold, or for which management intends to sell.